UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment [  ]; Amendment Number:________
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:                 Name:      Leucadia National Corporation
                                    Address:   315 Park Avenue South, 20th Floor
                                               New York, NY 10010

Form 13F File Number:                          028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Joseph A. Orlando
Title:        Vice President and Chief Financial Officer
Phone:        212-460-1900

Signature, Place, and Date of Signing:

    /s/ Joseph A. Orlando        New York, NY         May 5, 2005
    ----------------------    -----------------     --------------
        [Signature]             [City, State]          [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

              Dalton Investments
              RCG Baldwin, LP

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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:     $281,832


List of Other Included Managers:
No. Form 13F File Number                     Name
        1                           Dalton Investments
        2                           RCG Baldwin, LP



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                                                                                        FORM 13F INFORMATION TABLE

       Col. 1                                   Col. 2                  Col. 3            Col. 4                 Col. 5
       ------                                   ------                  ------            ------                 ------
                                                                                           Value       Shrs or     Sh/     Put/
  Name of Issuer                            Title of Class              Cusip             (x$1000)     Prn Amt     Prn     Call
  --------------                            --------------              -----             --------     -------     ---     ----
Accelrys Inc                                 COM                      00430U 10 3             207       34,917     SH
AMR Corp                                     NOTE 4.500% 2/1          001765 BB 1             707      975,000     PRN
Agere Sys Inc                                NOTE 6.500% 12/1         00845V AA 8           1,264    1,236,000     PRN
Apogent Technologies Inc                     DBCV 12/1                03760A AK 7           1,349    1,146,000     PRN
Avnet Inc                                    DBCV 2.000% 3/1          053807 AL 7             660      717,000     PRN
Beverly Enterprises Inc                      NOTE 2.750% 11/0         087851 AR 2             913      534,000     PRN
Centerpoint Energy Inc                       NOTE 3.750% 5/1          15189T AC 1             590      515,000     PRN
Disney Walt Co                               NOTE 2.125% 4/1          254687 AU 0             793      721,000     PRN
FEI Co                                       COM                      30241L 10 9             614       26,515     SH
Fluor Corp New                               NOTE 1.500% 2/1          343412 AA 0             453      400,000     PRN
Guitar Ctr Mgmt Inc                          NOTE 4.000% 7/1          402040 AC 3             328      200,000     PRN
International Assets Holding Co              COM                      459028 10 6          10,310    1,309,985     SH
Lowes Companies                              NOTE 0.861% 10/1         548661 CG 0             200      196,000     PRN
Lucent Technologies Inc                      DBCV 2.750% 6/1          549463 AG 2             683      646,000     PRN
Lucent Technologies Inc                      DBCV 2.750% 6/1          549463 AH 0             156      141,000     PRN
Medtronic Inc                                DBCV 1.250% 9/1          585055 AD 8             748      750,000     PRN
Merrill Lynch & Co Inc                       NOTE 3/1                 590188 W4 6           1,269    1,260,000     PRN
Parkervision Inc                             COM                      701354 10 2           8,810    1,123,680     SH
Redback Networks                             COM                      757209 50 7              80       13,325     SH
Reebok Intl Ltd                              DBCV 2.000% 5/0          758110 AH 3           1,060    1,000,000     PRN
Safety Ins Group, Inc.                       COM                      78648T 10 0          18,702      604,054     SH
Sci Sys Inc                                  NOTE 3.000% 3/1          783890 AF 3             955    1,000,000     PRN
Spacehab Inc                                 NOTE 8.000% 10/1         846243 AC 7             298      350,000     PRN
Supervalu Inc                                NOTE 11/0                868536 AP 8             127      375,000     PRN
Symyx Technologies, Inc.                     COM                      87155S 10 8             441       20,000     SH
Tech Data Corp                               SDCV 2.000% 12/1         878237 AD 8             443      450,000     PRN
Veeco Instruments Inc.                       COM                      922417 10 0             383       25,420     SH
White Mountains Insurance Group Ltd          COM                      G9618E 10 7         228,188      375,000     SH
Yellow Roadway Corp.                         NOTE 5.000% 8/0          985577 AA 3           1,101      630,000     PRN

                             ** TABLE CONTINUED **


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

       Col. 1                              Col. 6      Col. 7                   Col. 8
       ------                              ------      ------       --------------------------------
                                         Investment    Other                 Voting Authority
  Name of Issuer                         Discretion    Managers     Sole          Shared       None
  --------------                         ----------    --------     ----          ------       ----
Accelrys Inc                                SOLE                   34,917
AMR Corp                                    DEFINED       2                      975,000
Agere Sys Inc                               DEFINED       2                    1,236,000
Apogent Technologies Inc                    DEFINED       2                    1,146,000
Avnet Inc                                   DEFINED       2                      717,000
Beverly Enterprises Inc                     DEFINED       2                      534,000
Centerpoint Energy Inc                      DEFINED       2                      515,000
Disney Walt Co                              DEFINED       2                      721,000
FEI Co                                      SOLE                     26,515
Fluor Corp New                              DEFINED       2                      400,000
Guitar Ctr Mgmt Inc                         DEFINED       2                      200,000
International Assets Holding Co             SOLE                  1,309,985
Lowes Companies                             DEFINED       2                      196,000
Lucent Technologies Inc                     DEFINED       2                      646,000
Lucent Technologies Inc                     DEFINED       2                      141,000
Medtronic Inc                               DEFINED       2                      750,000
Merrill Lynch & Co Inc                      DEFINED       2                    1,260,000
Parkervision Inc                            SOLE                  1,123,680
Redback Networks                            DEFINED       2                       13,325
Reebok Intl Ltd                             DEFINED       2                    1,000,000
Safety Ins Group, Inc.                      SOLE                    604,054
Sci Sys Inc                                 DEFINED       2                    1,000,000
Spacehab Inc                                DEFINED       1                      350,000
Supervalu Inc                               DEFINED       2                      375,000
Symyx Technologies, Inc.                    SOLE                     20,000
Tech Data Corp                              DEFINED       2                      450,000
Veeco Instruments Inc.                      SOLE                     25,420
White Mountains Insurance Group Ltd         SOLE                    375,000
Yellow Roadway Corp.                        DEFINED       2                      630,000

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                              ** TABLE COMPLETE **